Cost of sales - Schedule of royalties and others (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Detailed Information About Royalties And Other Expenses [Abstract]
Royalties	$ 128,723	$ 144,837	$ 86,241
Export duties	48,090	43,840	13,123
Total royalties and others	$ 176,813	$ 188,677	$ 99,364